Share-Based Payments - Summary Of Change in Number of BCE 2010 Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	147,359	143,694
Balance at end of period	181,008	147,359	143,694
BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	12,339	15,974	29,972
Granted during the period	0	0	0
Forfeited during the period	0	0	0
Exercised during the period	1,334	3,635	13,998
Expired during the period	0	0	0
Balance at end of period	11,005	12,339	15,974